Summary of Material Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [abstract]
Basis of Preparation

Basis of Preparation

The unaudited condensed consolidated interim financial statements of the Company are prepared in accordance with International Accounting Standard 34, “Interim Financial Reporting.” Certain information and disclosures normally included in the annual consolidated financial statements prepared in accordance with IFRS Accounting Standards (“IFRS”) have been condensed or omitted. Accordingly, these unaudited condensed consolidated interim financial statements should be read in conjunction with the Company’s audited annual consolidated financial statements for the year ended December 31, 2024 and accompanying notes, which have been prepared in accordance with IFRS as issued by the International Accounting Standards Board (the “IASB”) and as adopted by the European Union (the “EU”).

The accounting policies applied are consistent with those of the previous financial year. A description of the accounting policies is provided in the Accounting Policies section of the audited consolidated financial statements as of and for the year ended December 31, 2024.

New and Amended IFRS Accounting Standards and Interpretations

New and Amended IFRS Accounting Standards and Interpretations

In August 2023, the IASB amended IAS 21, “The Effects of Changes in Foreign Exchange Rates: Lack of Exchangeability,” to help entities determine whether a currency is exchangeable into another currency and which spot exchange rate to use when it is not. These new requirements apply for annual reporting periods beginning on or after January 1, 2025. The Company does not expect these amendments to have a material impact on its operations or financial statements.

New IFRS Accounting Standards Not Yet Effective

The IASB has issued a number of new or amended standards, which have not yet become effective or have not yet been adopted by the EU. Therefore, these new standards have not been incorporated in these unaudited condensed consolidated interim financial statements.

IFRS 18, “Presentation and Disclosure in Financial Statements”

In April 2024, the IASB issued IFRS 18, “Presentation and Disclosure in Financial Statements” (“IFRS 18”), which replaces IAS 1, “Presentation in Financial Statements.” IFRS 18 introduces new categories and subtotals in the statement of profit or loss, into:

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Operating activities;
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Investing activities;
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Financing activities;
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Income taxes; and
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Discontinued operations.

In addition, IFRS 18 includes new requirements for the location, aggregation and disaggregation of financial information, and disclosure of management-defined performance measures, as defined, if any. IFRS 18 does not include any measurement changes.

If approved by the EU, the amendments will be effective for annual reporting periods beginning on or after January 1, 2027, and must be applied retrospectively, with early adoption permitted. While IFRS 18 will change the structure and subtotal in the statement of profit or loss, the full impact from implementing IFRS 18 is currently being analyzed by the Company.

The unaudited condensed consolidated financial statements are not expected to be affected by other new or amended standards.